Settlements (Details Narrative) - Settlement Agreement [Member] - FirstFire Global Opportunities Fund, LLC [Member]	Feb. 11, 2021 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	150,000
Sale of Stock, Price Per Share | $ / shares	$ 0.066667
Sale of Stock, Consideration Received on Transaction | $	$ 10,000